SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Basis of consolidation

The consolidated financial statements include the financial statements of VanceInfo, its subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and revenue and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s financial statements include allowance for doubtful accounts, useful lives and impairment of property and equipment, impairment of goodwill and indefinite-lived intangible assets, economic lives of intangible assets, purchase price allocation in business combinations, contingent consideration for business acquired, fair value of hedging, valuation allowance for deferred tax assets, revenue recognition for fixed price contracts and stock-based compensation expense. Actual results could differ from those estimates.

Significant risks and uncertainties

The Group participates in a dynamic industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations, or cash flows: advances and trends in new technologies and industry standards; competition from other competitors; regulatory or other PRC related factors; risks associated with the Group’s ability to attract and retain employees necessary to support its growth; risks associated with the Group’s growth strategies; and general risks associated with the IT services industry.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments, which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased.

Restricted cash

Restricted cash represents a term deposit pledged for a short-term loan. Cash held in such accounts is restricted for a period of twelve months.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group’s financial instruments include cash and cash equivalents, restricted cash, held-to-maturity securities, accounts receivable, short-term bank loan and accounts payable, the carrying values of which approximate their fair value due to their short-term maturities.

The Group’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2011 include the foreign currency exchange forward contracts based on Level 2 inputs, available-for-sale investment and contingent consideration payable in connection with a business acquisition based on Level 3 inputs.

The Group’s financial assets and liabilities measured at fair value on a non-recurring basis include acquired assets and liabilities based on Level 3 inputs in connection with business acquisitions.

It is not practicable to estimate the fair value of the Group’s long-term investment because of lack of quoted market prices and the inability to estimate fair value without incurring excessive costs.

Held-to-maturity securities

The Group’s held-to-maturity securities are classified as held-to-maturity securities-current and held-to-maturity securities-non current on the consolidated balance sheets based on their contractual maturity dates and are stated at their amortized costs.

Available-for-sale investment

Available-for-sale investment are carried at their fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income. Available-for-sale investment is classified as current assets on the consolidated balance sheets because they are available for immediate sale.

Derivatives and hedge accounting

The Group’s risk management strategy includes the use of derivative and non-derivative financial instruments as hedges of foreign currency exchange risk, whenever management determines their use to be reasonable and practical. This strategy does not permit the use of derivative financial instruments for trading purposes, nor does it allow for speculation.

The Group uses foreign currency forward exchange contracts to hedge the exposure to foreign currency risk, primarily Japanese Yen (“JPY”). The purpose of the Group’s foreign currency derivative activities is to protect the Group from the risk that the functional currencies net cash flows of the Group’s operating entities resulting from forecasted JPY denominated revenue transactions will be negatively affected by the fluctuation in exchange rates. The Group uses foreign currency forward exchange contracts to offset changes in the amount of future cash flows associated with certain third-party sales expected to occur within the next twelve months. These contracts, which are designated and documented as cash flow hedges, qualify for hedge accounting treatment. The effectiveness of the cash flow hedge contracts is assessed quarterly using regression analysis as well as other timing and probability criteria. All hedging relationships are formally documented at the inception of the hedge and the hedges are expected to be highly effective in offsetting changes to future cash flows generated from hedged transactions.

The Group carries these contracts as either assets or liabilities at fair value. The Group excludes from its assessment of hedge effectiveness the portion of changes in fair value of the forward contracts attributable to the changes in difference between the spot exchange rate and the forward exchange rate (“spot-forward difference”), which is recognized in the exchange differences account in the statements of operations when incurred. The Group recognizes the effective portion of the gains and losses on these contracts, which represents the changes in fair values of these contracts excluding the changes in relation to spot-forward difference, in other comprehensive income and reclassifies such gains and losses subsequently in the exchange differences account in the statements of operations when the forecasted revenue is recognized.

Accounts receivable

Accounts receivable represents those receivables derived in the ordinary course of business. The Group conducts credit evaluations of customers and generally do not require collateral or other security from their customers. The Group establishes an allowance for doubtful accounts based on estimates, historical experience and other factors surrounding the credit risk of specific customers.

Property and equipment, net

Property and equipment, net, are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are provided using the straight-line method over the following estimated useful lives:

Furniture and office equipment	5 years
Motor vehicles	5 years
Computers and software	3-5 years
Leasehold improvements	Shorter of the term of the lease or the estimated useful lives of the assets

All direct and indirect costs that are related to the construction of fixed assets and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific fixed assets items and depreciation of these assets commences when they are ready for their intended use.

Business combinations

Business combinations are recorded using the purchase method of accounting. On January 1, 2009, the Group adopted a new accounting pronouncement with prospective application which made certain changes to the previous authoritative literature on business combinations. From January 1, 2009, the assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Previously, any non-controlling interest was reflected at historical cost. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as of the date of acquisition. For shares issued in a business combination, the Group has estimated the fair value as of the date of acquisition.

Where the consideration in an acquisition includes contingent consideration, the payment of which depends on the achievement of certain specified post-acquisition conditions, from January 1, 2009 the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings. For periods prior to January 1, 2009 contingent consideration was not recorded until the contingency was resolved.

Goodwill and intangible assets

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in a business combination. The Group assesses goodwill for impairment in accordance with ASC subtopic 350-20 (“ASC 350-20”), Intangibles — Goodwill and Other: Goodwill, which requires that goodwill be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20. The Group’s chief operating decision maker only reviews the Group’s discrete financials at its consolidated level and there are no segment managers who are held accountable by the Company’s chief operating officer or anyone else, for operations, operating results, and planning for levels or components below the consolidated level, and the Group determines the entities which have similar economic characteristics as a reporting unit. Accordingly, consistent with the management’s operational perspective, the Group determines that it has only one reporting unit.

The Group annually on the last day of each fiscal year, or more frequently if the Group believes indicators of impairment exist, reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist.

Specifically, goodwill impairment is determined using a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The fair value of each reporting unit is estimated using a discounted cash flow, or DCF,) methodology. This analysis requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for our business, estimation of the useful life over which cash flows will occur, and determination of our weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.The Group did not incur any impairment loss on goodwill for the years ended December 31, 2009, 2010 or 2011.

Intangible assets, net

Intangible assets with finite lives are carried at cost less accumulated amortization. Amortization of customer base and relationship is computed using the estimated attrition pattern of the acquired customers or straight-line method based on specific estimated benefit pattern. Amortization of other finite-lived intangible assets is computed using the straight-line method. The estimated economic lives of acquired intangible assets with finite lives are as follows:

Contract backlog	0.17-1 year
Customer base and relationship	3-10 years
Non-compete agreement	2-5 years
Software technology	2 years
Tradename	Indefinite

Intangible assets with an indefinite useful life are not amortized. Intangible assets with indefinite lives including Tradename of $5,193 are carried at cost without amortization recognized.

The impairment test for intangible assets not subject to amortization consists of a comparison of the fair value of the intangible assets with their carrying value. If the carrying value of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. The estimates of fair value of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets. The Group did not incur any impairment loss on intangible assets not subject to amortization for the years ended December 31, 2009, 2010 or 2011.

Land use right

All land in the PRC is owned by the PRC government. The government in the PRC, according to the relevant PRC law, may grant the right to use the land for a specified period of time. Payment for acquiring land use right is stated at cost less accumulated amortization. Amortization is provided over the contractual term of the land use right on a straight-line basis.

Long-term investment

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation in the investee’s Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the excess of the carrying amount over the fair value of the long-lived assets.

Revenue recognition

Research and development outsourcing services and IT services

The majority of the contracts are for the provision of services performed on a time-and-material basis. For time-and-material contracts, the Group may render initial development and maintenance services, typically for a period of less than one year and are subject to the terms of the master agreement which fixes the billing rates for man-hours based on level of experience of the engineers regardless of the type of engaged services. The Group bills customers for related service performance based on pre-agreed charge rates. Customers may terminate contracts before completion and revenue is considered to be realizable and earned when all of the following criteria are met: persuasive evidence of a sales arrangement exists; delivery has occurred or services have been rendered; the price is fixed or determinable; and collectability is reasonably assured. Thus, the revenues from this type of contracts are recognized as the billable services are rendered. Software developed by the Group on behalf of its customers is transferred in its entirety to the customers.

The remaining revenues are earned from fixed-price service contracts. Revenue from fixed-price contracts require the Group to perform services throughout the contractual period, which is generally less than one year. Revenues from fixed-price contracts are generally recognized as per the proportional performance method using an output measure determined by achievement of milestones which include planning documentation and testing reports. The Group estimates the man-hours involved in achieving each of these milestones and when the milestone is achieved the Group recognizes a proportion of the total revenue under the contract based on the hours incurred in achieving that milestone against its latest estimate of the total man-hours to be incurred in performing the contract.

Reimbursable out-of-pocket expenses and material costs are recognized as revenues when billed.

The discount terms in the Group’s arrangements with customers generally entitle the customer to discounts if the customer completes a specified cumulative level of revenue transactions. The discounts are passed to the customer either as cash payments or as a reduction of payments due from the customer. The Group has recorded its revenue rebate as reduction in revenues appropriately at the time of sales.

Other solutions

The Group derives revenues from providing system integration solutions, which normally include the procurement of hardware on behalf of customers and customized software licenses, implementation of the software and hardware, and post contract customer supports (“PCS”) including telephone supports and on-site supports.

The Group has established the vender-specific objective evidence (“VSOE”) of fair value of the PCS based on standalone sales on regular basis and therefore treats the arrangements as two units of accounting, which are (1) hardware and software implementation and (2) PCS. Revenues of the hardware and software implementation are primarily recognized using percentage-of-completion method measured based on the relationship of costs already incurred to the total estimated costs to be incurred. The Group considers labor costs and other direct contract costs in calculating the percentage of completion. Revenues of the PCS are recognized ratably over the PCS period.

In addition, the Group, through certain subsidiary, performed a few other projects which involved IT services, software resale, and maintenance service which is considered PCS. Since the Group has not established the VSOE of the fair value of any element of these projects, the contract amounts were recognized as revenues ratably over the period of PCS, which was the last undelivered element in the arrangements.

Revenue recognized in excess of billings is recorded as unbilled receivables and is included in accounts receivable. Amounts billed but not yet collected are recorded as billed receivables and are included in accounts receivable. All billed and unbilled amounts are expected to be collected within one year.

The breakdown of net revenues by types of contracts is as follows.

	For the years ended December 31,
	2009	2010	2011

Time-and-material contracts	105,385	130,937	187,953
Fixed-price contracts	39,496	76,221	92,395
Others	3,185	4,392	2,789

Total	148,066	211,550	283,137

Business tax

The Group’s PRC subsidiaries are subject to business tax at rate of 5% of total revenues for certain types of contracts. Certain services contracts are exempted from business tax in accordance with the PRC tax laws. Business tax is recorded as a reduction in revenues when incurred.

Government subsidies

Government subsidies include amounts granted by local government authorities to encourage the employment of new college graduates and other purposes. Government subsidies are recorded as receivables when the approval is obtained from the local government authorities and the Group has the right to receive the subsidies, when historically the expenses that the subsidies intended to compensate normally have incurred by the Company. Historically the Group reported all government subsidies as other operating income, and beginning 2011, the government subsidies to encourage employment of new college graduates are reported as deductions to the cost of revenues in the statements of operations. The Group has retrospectively adjusted the financial information of comparative periods for consistent presentation. Subsidies for other purposes are recognized as other operating income because the subsidies are not intended to compensate for specific expenditure. For the years ended December 31, 2009, 2010 and 2011, the Group recognized government subsidies as a reduction to costs of revenues of $1,341, $2,948 and $5,508, respectively, and as other operating income of $192, $1,631, and $2,052 respectively.

Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing companies are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Income taxes

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant tax authorities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. The Group classifies interest and penalties, if any, as a component of its income tax provision.

Foreign currency translation

The functional and reporting currency of VanceInfo, VanceInfo BVI and VanceInfo Financial Solutions is the United States dollar (“U.S. dollar”). The financial records of the Group’s other subsidiaries are maintained in their local currencies, which are the functional currencies of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

The Group’s entities with functional currency other than U.S. dollar translate their operating results and financial position into the U.S. dollar, the Group’s reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

Comprehensive income

Comprehensive income includes net income, unrealized gains on foreign currency forward exchange contracts for effective portion and foreign currency translation adjustments. Comprehensive income is reported in the consolidated statements of operations and comprehensive income.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Group places their cash and cash equivalents with authorized financial institutions, which refer to (i) banks incorporated in China, which are all authorized to operate banking business by China Banking Regulatory Commission and other relevant agencies, and (ii) overseas financial institutions regulated by competent regulatory authorities in their relevant jurisdictions such as Hong Kong. The credit risk on cash and cash equivalents is limited because the counterparties are banks with high credit ratings.

Details of customers accounting for 10% or more of total revenues are as follows:

	For the years ended December 31,
	2009	2010	2011
	%	%	%

Customer
A	23	26	25
B	13	12	12
C	11	9	8

Details of customers accounting for 10% or more of accounts receivable are as follows:

	As of December 31,
	2010	2011
	%	%

Customer
A	46	44

Share-based payments

Share-based payment transactions with employees and non-employee directors are measured based on the grant date fair value of the equity instrument issued and recognized as compensation expense net of a forfeiture rate over the requisite service period based on a graded vesting attribution method, with a corresponding impact reflected in additional paid-in capital. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures are recognized through a cumulative catch-up adjustment in the period of change.

Net income per share

Basic net income per share is computed by dividing net income attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares outstanding during the year.

The Group had stock options, nonvested shares, and ordinary shares to be issued contingent upon the satisfaction of certain conditions in connection with business acquisitions, which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted income per share, the effect of stock options and nonvested shares is computed using the treasury stock method. Ordinary shares to be issued contingent upon the attainment of specified earnings levels in future periods by the acquired businesses are recorded when the contingency is resolved and additional share consideration is issuable.

Treasury stock

The Group purchased treasury stock in the form of ADS in the open market, and accounted for the repurchase of ordinary shares under the cost method.

Recently issued accounting standards

In May 2011, the Financial Accounting Standards Board (FASB) issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

•

Highest-and-best-use and valuation-premise concepts for nonfinancial assets—the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

•

Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk—the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

•

Premiums or discounts in fair value measure—the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

•

Fair value of an instrument classified in a reporting entity’s stockholders’ equity—the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

•	Disclosures about fair value measurements—the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

(i) For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii) The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Group does not expect the adoption of this guidance to have a significant effect on its consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011. The Group early adopted this guidance on January 1, 2009 and reported the total of comprehensive income, the components of net income and other comprehensive income in the consolidated statements of operations and comprehensive income. It did not have a significant effect on its consolidated financial statements.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The Group does not expect the adoption of this pronouncement to have a significant effect on its consolidated financial statements.

In December 2011, the FASB has issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group is in the process of evaluating the effect of adoption of this guidance on its consolidated financial statements.